Document and Entity Information	Mar. 31, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Mar. 31, 2026
Entity File Number	001-40021
Entity Registrant Name	AEON Biopharma, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3940478
Entity Address State Or Province	CA
Entity Address, Address Line One	5 Park Plaza
Entity Address, Adress Line Two	Suite 1750
Entity Address, City or Town	Irvine
Entity Address, Postal Zip Code	92614
City Area Code	949
Local Phone Number	354-6499
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	AEON
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001837607
Amendment Flag	false